Horizon U.S. Defensive Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Value
	COMMON STOCKS - 98.8%
	Advertising - 0.5%
9,768	Interpublic Group of Cos., Inc.	$359,463
3,780	Omnicom Group, Inc.	317,104
		676,567
	Aerospace/Defense - 1.3%
3,592	General Dynamics Corp.	842,144
1,743	Northrop Grumman Corp.	770,650
		1,612,794
	Agriculture - 0.5%
7,324	Archer Daniels Midland Co.	574,568

	Apparel - 0.2%
7,313	Tapestry, Inc.	299,102

	Auto Manufacturers - 0.2%
6,348	General Motors Co. (a)	296,578

	Auto Parts & Equipment - 0.2%
4,972	BorgWarner, Inc.	203,902

	Banks - 2.4%
18,228	Citigroup, Inc.	1,079,644
3,084	Comerica, Inc.	294,491
18,073	KeyCorp	453,090
16,709	Regions Financial Corp.	404,191
877	SVB Financial Group (a)	531,462
4,122	Zions Bancorp NA	292,209
		3,055,087
	Beverages - 0.6%
4,562	PepsiCo, Inc.	746,982

	Biotechnology - 1.2%
192	Bio-Rad Laboratories, Inc., Class A (a)	120,184
13,216	Gilead Sciences, Inc.	798,247
1,034	Regeneron Pharmaceuticals, Inc. (a)	639,384
		1,557,815
	Building Materials - 0.4%
2,527	Fortune Brands Home & Security, Inc.	219,596
4,711	Johnson Controls International PLC	306,027
		525,623
	Chemicals - 2.2%
2,018	Celanese Corp.	281,067
5,384	CF Industries Holdings, Inc.	437,127
2,348	Linde PLC	688,527
3,244	LyondellBasell Industries NV, Class A	315,414
8,211	Mosaic Co.	430,503
2,358	Sherwin-Williams Co.	620,461
		2,773,099
	Commercial Services - 1.4%
1,462	Gartner, Inc. (a)	409,974
3,080	Robert Half International, Inc.	370,493
1,878	S&P Global, Inc.	705,564
935	United Rentals, Inc. (a)	300,715
		1,786,746
	Computers - 7.8%
5,663	Accenture PLC, Class A	1,789,621
38,553	Apple, Inc.	6,365,871
3,484	Cognizant Technology Solutions Corp., Class A	300,077
1,613	Fortinet, Inc. (a)	555,711
18,532	HP, Inc.	636,760
4,408	NetApp, Inc.	345,499
		9,993,539
	Cosmetics/Personal Care - 1.2%
10,297	Procter & Gamble Co.	1,605,199

	Distribution/Wholesale - 0.7%
1,807	Copart, Inc. (a)	222,044
7,253	LKQ Corp.	340,528
667	WW Grainger, Inc.	318,199
		880,771
	Diversified Financial Services - 2.8%
5,842	Capital One Financial Corp.	895,403
21,735	Charles Schwab Corp.	1,835,738
4,658	Raymond James Financial, Inc.	510,750
8,963	Synchrony Financial	383,437
		3,625,328
	Electric - 1.9%
3,285	American Electric Power Co., Inc.	297,785
3,984	CMS Energy Corp.	255,016
4,217	Consolidated Edison, Inc.	361,692
4,525	Evergy, Inc.	282,405
7,410	Exelon Corp.	315,370
7,880	FirstEnergy Corp.	329,778
8,370	PPL Corp.	219,043
5,245	Southern Co.	339,719
		2,400,808
	Electronics - 0.4%
2,572	Keysight Technologies, Inc. (a)	404,756
777	PerkinElmer, Inc.	139,557
		544,313
	Environmental Control - 1.2%
4,082	Pentair PLC	236,389
4,512	Republic Services, Inc.	542,703
5,822	Waste Management, Inc.	840,697
		1,619,789
	Finance and Insurance - 0.3%
6,099	Brown & Brown, Inc.	412,353

	Food - 2.0%
3,078	Hershey Co.	622,556
2,022	J.M. Smucker Co.	272,465
12,543	Kroger Co.	587,012
6,180	Mondelez International, Inc., Class A	404,666
6,898	Tyson Foods, Inc., Class A	639,169
		2,525,868
	Gas - 0.2%
8,913	NiSource, Inc.	257,853

	Hand/Machine Tools - 0.2%
1,360	Snap-on, Inc.	285,845

	Healthcare Products - 4.6%
16,767	Abbott Laboratories	2,022,436
4,761	Danaher Corp.	1,306,466
1,089	Edwards Lifesciences Corp. (a)	122,371
1,930	Hologic, Inc. (a)	137,358
4,279	Thermo Fisher Scientific, Inc.	2,327,776
		5,916,407
	Healthcare Services - 5.0%
1,987	Anthem, Inc.	897,826
1,700	Centene Corp. (a)	140,454
2,219	HCA Healthcare, Inc.	555,438
777	Laboratory Corp. of America Holdings (a)	210,769
866	Quest Diagnostics, Inc.	113,680
9,549	UnitedHealth Group, Inc.	4,544,082
		6,462,249
	Home Builders - 0.9%
4,587	DR Horton, Inc.	391,730
4,465	Lennar Corp., Class A	401,314
70	NVR, Inc. (a)	347,091
		1,140,135
	Home Furnishings - 0.2%
1,304	Whirlpool Corp.	262,456

	Household Products/Wares - 0.5%
1,585	Avery Dennison Corp.	279,277
3,039	Church & Dwight Co., Inc.	297,366
		576,643
	Information - 0.4%
814	FactSet Research Systems, Inc.	330,557
19,446	Lumen Technologies, Inc.	201,461
		532,018
	Insurance - 8.2%
22,107	Berkshire Hathaway, Inc., Class B (a)	7,106,295
5,579	Chubb, Ltd.	1,136,108
1,122	Everest Re Group, Ltd.	334,603
5,822	Loews Corp.	357,121
7,061	Marsh & McLennan Cos., Inc.	1,097,350
2,811	Travelers Cos., Inc.	483,014
		10,514,491
	Internet - 6.6%
2,452	Alphabet, Inc., Class A (a)	6,623,195
7,185	Meta Platforms, Inc., Class A (a)	1,516,251
11,748	NortonLifeLock, Inc.	340,457
		8,479,903
	Iron/Steel - 0.5%
4,890	Nucor Corp.	643,622

	Lodging - 0.2%
5,452	MGM Resorts International	241,469

	Machinery - Diversified - 0.8%
2,590	Dover Corp.	406,267
4,637	Ingersoll Rand, Inc.	234,261
5,323	Otis Worldwide Corp.	416,951
		1,057,479
	Manufacturing - 0.9%
4,586	Moderna, Inc. (a)	704,410
4,463	Seagate Technology Holdings PLC	460,403
		1,164,813
	Media - 0.4%
7,278	Fox Corp., Class A	304,439
8,667	Paramount Global, Class B	265,297
		569,736
	Mining - 0.6%
17,686	Freeport-McMoRan, Inc.	830,358

	Mining, Quarrying, and Oil and Gas Extraction - 0.3%
11,748	APA Corp.	418,581

	Miscellaneous Manufacturing - 0.9%
3,892	3M Co.	578,546
3,430	AO Smith Corp.	235,229
4,150	Textron, Inc.	303,490
		1,117,265
	Oil & Gas - 5.3%
17,164	Chevron Corp.	2,471,616
18,860	ConocoPhillips	1,789,060
12,552	Devon Energy Corp.	747,472
3,394	Diamondback Energy, Inc.	468,711
8,260	EOG Resources, Inc.	949,239
16,872	Marathon Oil Corp.	380,632
		6,806,730
	Pharmaceuticals - 5.7%
19,075	AbbVie, Inc.	2,818,713
12,849	CVS Health Corp.	1,331,799
68,711	Pfizer, Inc.	3,225,294
		7,375,806
	Real Estate - 0.4%
4,754	CBRE Group, Inc., Class A (a)	460,425

	Real Estate Investment Trusts - 2.8%
4,641	Duke Realty Corp.	245,973
2,055	Extra Space Storage, Inc.	386,648
5,458	Iron Mountain, Inc.	268,424
1,486	Mid-America Apartment Communities, Inc.	304,050
5,216	Prologis, Inc.	760,754
2,374	Public Storage	842,818
4,079	Regency Centers Corp.	268,765
13,145	Weyerhaeuser Co.	511,078
		3,588,510
	Retail - 6.5%
366	AutoZone, Inc. (a)	682,001
2,253	Costco Wholesale Corp.	1,169,870
1,730	Darden Restaurants, Inc.	251,230
700	Domino's Pizza, Inc.	302,547
8,481	Lowe's Cos., Inc.	1,874,810
7,219	McDonald's Corp.	1,766,995
1,118	O'Reilly Automotive, Inc. (a)	725,850
3,353	Starbucks Corp.	307,772
2,178	Tractor Supply Co.	443,855
880	Ulta Beauty, Inc. (a)	329,560
4,235	Yum! Brands, Inc.	519,126
		8,373,616
	Semiconductors - 6.4%
5,193	Advanced Micro Devices, Inc. (a)	640,505
3,771	Broadcom, Inc.	2,215,236
6,222	Micron Technology, Inc.	552,887
12,228	NVIDIA Corp.	2,981,798
7,158	QUALCOMM, Inc.	1,231,104
1,593	Skyworks Solutions, Inc.	220,105
2,479	Texas Instruments, Inc.	421,405
		8,263,040
	Software - 6.3%
2,160	Akamai Technologies, Inc. (a)	233,842
1,139	Intuit, Inc.	540,307
1,346	Jack Henry & Associates, Inc.	237,973
21,432	Microsoft Corp.	6,403,667
3,910	Paychex, Inc.	465,525
763	Synopsys, Inc. (a)	238,353
		8,119,667
	Telecommunications - 2.7%
2,639	Arista Networks, Inc. (a)	323,885
40,412	Cisco Systems, Inc.	2,253,777
16,960	Verizon Communications, Inc.	910,243
		3,487,905
	Textiles - 0.1%
1,254	Mohawk Industries, Inc. (a)	176,538

	Transportation - 1.5%
2,653	CH Robinson Worldwide, Inc.	256,492
18,854	CSX Corp.	639,339
2,666	Expeditors International of Washington, Inc.	275,558
1,629	JB Hunt Transport Services, Inc.	330,573
1,543	Old Dominion Freight Line, Inc.	484,548
		1,986,510
	Utilities - 0.1%
2,469	Constellation Energy Corp.	113,525

	Wholesale Trade - 0.2%
576	Pool Corp.	264,142

	TOTAL COMMON STOCKS (Cost - $121,959,037)	127,204,568

	SHORT TERM INVESTMENTS - 1.0%
	Money Market Funds - 1.0%
1,330,844	First American Treasury Obligations Fund, Class X, 0.01% (b)	1,330,844
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,330,844)	1,330,844

	TOTAL INVESTMENTS - 99.8% (Cost - $123,289,881)	128,535,412
	Other Assets in Excess of Liabilities - 0.2%	255,468
	NET ASSETS - 100.0%	$128,790,880

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Interest rate reflects seven-day yield on February 28, 2022.